Income Taxes (Tables)	6 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Income Tax Expenses

The income tax expenses consist of the following components:

	For the six months ended March 31,
	2026	2025
Current income tax expenses	$—	340,441
Deferred income tax benefit	—	—
Total income tax expenses	$—	$340,441

Schedule of Provision for Income Taxes and the Provision at Japan Statutory Rate

A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:

	For the six months ended March 31,
	2026	2025
Loss before income tax expenses	$(1,670,078)	$(2,746,918)
Computed income tax benefit with statutory tax rate	(615,034)	(1,011,597)
Effect of preferential tax rate	19	(21,205)
Impact of different tax rates in other jurisdictions	214,875	821,728
Non-deductible expenses	16,601	2,988
Utilized tax gain	—	—
Changes in valuation allowance	383,539	548,527
Income tax expenses	$—	$340,441

Schedule of Significant Components of the Deferred Tax Assets

As of March 31, 2026 and September 30, 2025, the significant components of the deferred tax assets are summarized below:

	As of March 31, 2026	As of September 30, 2025
Deferred tax assets:
Net operating loss carried forward	$2,880,266	$2,479,634
Unrealized foreign exchange loss	(43,244)	(30,668)
Total deferred tax assets	2,837,022	2,448,966
Valuation allowance	(2,837,022)	(2,448,966)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of March 31, 2026	As of September 30, 2025
Valuation allowance:
Balance at beginning of the year	$2,448,966	$1,310,463
Additions	382,859	1,157,678
Loss utilized	—	—
Exchange difference	5,197	(19,175)
Balance at end of the year	$2,837,022	$2,448,966

Schedule of Net Operating Loss Carryforwards

As of March 31, 2026 net operating loss carryforwards will expire, if unused, in the following amounts:

2026	$146,286
2027	514,331
2028	1,592,564
2029	1,689,118
2030	7,480,918
2031	1,374,204
Total	$12,797,421